Summary of Significant Accounting Polices - Additional Information (Detail) - IAS 29 [Member] - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Capital reserve [member]
Statement1 [Line Items]
Effect of initial application of standards	R$ 256,679
Profit Reserve [Member]
Statement1 [Line Items]
Effect of initial application of standards	151,384
Financial Result [Member]
Statement1 [Line Items]
Effect of initial application of standards	5,556	R$ 5,864
Net loss
Statement1 [Line Items]
Effect of initial application of standards	22,221	29,888
Other comprehensive income [Member]
Statement1 [Line Items]
Gains on exchange differences on translation	R$ 4,247	R$ 393